Financial Risk Management - Schedule of Impact of Foreign Currency Risk (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
USD/AUD [Member]
Schedule of Impact of Foreign Currency Risk [Line Items]
Impact on post-tax loss	[1]	$ 201,668	$ 389,932
Impact on other components of equity	[1]	111,193	234,216
EUR/AUD [Member]
Schedule of Impact of Foreign Currency Risk [Line Items]
Impact on post-tax loss	[1]	17,225	3,073
Impact on other components of equity	[1]	17,225	8,385
GBP/AUD [Member]
Schedule of Impact of Foreign Currency Risk [Line Items]
Impact on post-tax loss	[1]	2,119	11,133
Impact on other components of equity	[1]	$ 2,119	$ 8,232

[1]	Holding all other variables constant